TRADING ASSETS AND LIABILITIES - Investments in equity securities at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	24,400,493	19,332,588
Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	20,163,214	15,451,121
Private real estate equity fund Nexus
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 2,772,165	2,567,099
Pension and severance funds
Disclosure of financial assets [line items]
Percentage of total assets of funds to be invested in mandatory severance and pension funds	1.00%
Concesionaria Nueva Va al Mar
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	$ 663,701
Concesionaria Vial del Pacfico
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	1,488
Concesionaria Vial del Oriente
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss classified as held equity securities	66,508
Equity securities | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	3,099,853
Equity securities | Trading securities [member]
Disclosure of financial assets [line items]
Financial assets	7,256,506	6,260,174
Equity securities | Trading securities [member] | Held for trading
Disclosure of financial assets [line items]
Financial assets	7,256,506	6,260,174
Equity securities | Trading securities [member] | Held for trading | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	7,152,169	6,172,974
Equity securities | Trading securities [member] | Held for trading | Foreign currency
Disclosure of financial assets [line items]
Financial assets	104,337	87,200
Equity securities | Corporate stock | Held for trading | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	13,453	8,949
Equity securities | Corporate stock | Held for trading | Foreign currency
Disclosure of financial assets [line items]
Financial assets	4,813	4,100
Equity securities | Investment funds [member] | Held for trading | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	4,757,848	4,079,070
Equity securities | Investment funds [member] | Held for trading | Foreign currency
Disclosure of financial assets [line items]
Financial assets	99,524	83,100
Equity securities | Stabilization reserves | Held for trading | Colombia, Pesos
Disclosure of financial assets [line items]
Financial assets	$ 2,380,868	$ 2,084,955